Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation
These consolidated financial statements are prepared in accordance with United States generally accepted accounting principles ("US GAAP"). Material inter-company transactions and balances are eliminated upon consolidation. These consolidated financial statements include the accounts of the Company, its wholly-owned, Canadian incorporated subsidiaries, NACGI, North American Fleet Company Ltd., North American Construction Holdings Inc. (“NACHI”) and NACG Properties Inc., and the following 100% owned, Canadian incorporated subsidiaries of NACHI as of December 31, 2017:

• North American Engineering Inc.	• North American Site Development Ltd.
• North American Enterprises Ltd.	• North American Maintenance Ltd.
• North American Mining Inc.	• North American Tailings and Environmental Ltd.
• North American Services Inc.	• 1753514 Alberta Ltd.

North American Enterprises Ltd. holds a 49% ownership interest in the assets, liabilities, revenue and expenses of a partnership agreement under the name Dene North Site Services. The Company records its share of the partnership assets, liabilities, revenues and expenses within its consolidated financial statements using the proportionate consolidation method (note 24).

Use of estimates
Use of estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures reported in these consolidated financial statements and accompanying notes and the reported amounts of revenues and expenses during the reporting period. Actual results could differ materially from those estimates.
Significant estimates made by management include the assessment of the percentage of completion on time-and-materials, unit-price, lump-sum and cost-plus contracts with defined scope (including estimated total costs and provisions for estimated losses) and the recognition of claims and change orders on revenue contracts; assumptions used in impairment testing; and, estimates and assumptions used in the determination of the allowance for doubtful accounts, the recoverability of deferred tax assets and the useful lives of property, plant and equipment and intangible assets.
The accuracy of the Company’s revenue and profit recognition in a given period is dependent on the accuracy of its estimates of the cost to complete for each project. Cost estimates for all significant projects use a detailed “bottom up” approach and the Company believes its experience allows it to provide reasonably dependable estimates. There are a number of factors that can contribute to changes in estimates of contract cost and profitability that are recognized in the period in which such adjustments are determined. The most significant of these include:

•	the completeness and accuracy of the original bid;

•	costs associated with added scope changes;

•	extended overhead due to owner, weather and other delays;

•	subcontractor performance issues;

•	changes in economic indices used for the determination of escalation or de-escalation for contractual rates on long-term contracts;

•	changes in productivity expectations;

•	site conditions that differ from those assumed in the original bid;

•	contract incentive and penalty provisions;

•	the availability and skill level of workers in the geographic location of the project; and

•	a change in the availability and proximity of equipment and materials.
The foregoing factors as well as the mix of contracts at different margins may cause fluctuations in gross profit between periods. With many projects of varying levels of complexity and size in process at any given time, changes in estimates can offset each other without materially impacting the Company’s profitability. Major changes in cost estimates, particularly in larger, more complex projects, can have a significant effect on profitability.

Revenue recognition
Revenue recognition
The Company performs its projects under the following types of contracts: time-and-materials; cost-plus; unit-price; and lump-sum. Revenue is recognized as costs are incurred for time-and-materials, unit-price and cost-plus service contracts with no clearly defined scope. Revenue on cost-plus, unit-price, lump-sum and time-and-materials contracts with defined scope is recognized using the percentage-of-completion method, measured by the ratio of costs incurred to date to estimated total costs. The estimated total cost of the contract and percent complete is determined based upon estimates made by management. The costs of items that do not relate to performance of contracted work, particularly in the early stages of the contract, are excluded from costs incurred to date. The resulting percent complete methodology is applied to the approved contract value to determine the revenue recognized. Customer payment milestones typically occur on a periodic basis over the period of contract completion.
The length of the Company’s contracts varies from less than one year for typical contracts to several years for certain larger contracts. Contract project costs include all direct labour, material, subcontract and equipment costs and those indirect costs related to contract performance such as indirect labour and supplies. General and administrative expenses are charged to expense as incurred. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are determined. Changes in project performance, project conditions, and estimated profitability, including those arising from contract penalty provisions and final contract settlements, may result in revisions to costs and revenue that are recognized in the period in which such adjustments are determined. Profit incentives are included in revenue when their realization is reasonably assured.
Once a project is underway, the Company will often experience changes in conditions, client requirements, specifications, designs, materials and work schedule. Generally, a “change order” will be negotiated with the customer to modify the original contract to approve both the scope and price of the change. Occasionally, however, disagreements arise regarding changes, their nature, measurement, timing and other characteristics that impact costs and revenue under the contract. When a change becomes a point of dispute between the Company and a customer, the Company will then consider it as a claim.
Costs related to unapproved change orders and claims are recognized when they are incurred.
Revenues related to unapproved change orders and claims are included in total estimated contract revenue only to the extent that contract costs related to the claim have been incurred and when it is probable that the unapproved change order or claim will result in:

•	a bona fide addition to contract value; and

•	revenues can be reliably estimated.
These two conditions are satisfied when:

•
the contract or other evidence provides a legal basis for the unapproved change order or claim, or a legal opinion is obtained providing a reasonable basis to support the unapproved change order or claim;

•	additional costs incurred were caused by unforeseen circumstances and are not the result of deficiencies in the Company’s performance;

•	costs associated with the unapproved change order or claim are identifiable and reasonable in view of work performed; and

•	evidence supporting the unapproved change order or claim is objective and verifiable.
This can lead to a situation where costs are recognized in one period and revenue is recognized when customer agreement is obtained or claim resolution occurs, which can be in subsequent periods.
The Company’s long term contracts typically allow its customers to unilaterally reduce or eliminate the scope of the work as contracted without cause. These long term contracts represent higher risk due to uncertainty of total contract value and estimated costs to complete; therefore, potentially impacting revenue recognition in future periods.
A contract is regarded as substantially completed when remaining costs and potential risks are insignificant in amount.
The Company recognizes revenue from equipment rental as performance requirements are achieved in accordance with the terms of the relevant agreement with the customer, either at a monthly fixed rate or on a usage basis dependent on the number of hours that the equipment is used. Revenue is recognized from the foregoing activity once persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, fees are fixed and determinable and collectability is reasonably assured.

Balance sheet classification
Balance sheet classifications
A one-year time period is typically used as the basis for classifying current assets and liabilities. However, included in current assets and liabilities are amounts receivable and payable under construction contracts (principally holdbacks) that may extend beyond one year.

Cash	Cash Cash includes cash on hand and bank balances net of outstanding cheques.
Accounts receivable and unbilled revenue
Accounts receivable and unbilled revenue
Accounts receivable are primarily comprised of amounts billed to clients for services already provided, but which have not yet been collected. Unbilled revenue represents revenue recognized from work performed in advance of amounts billed to clients.

Billings in excess of costs incurred and estimated earnings on uncompleted contracts
Billings in excess of costs incurred and estimated earnings on uncompleted contracts
Billings in excess of costs incurred and estimated earnings on uncompleted contracts represent amounts invoiced in excess of revenue recognized.

Allowance for doubtful accounts
Allowance for doubtful accounts
The Company evaluates the probability of collection of accounts receivable and records an allowance for doubtful accounts, which reduces accounts receivable to the amount management reasonably believes will be collected. In determining the amount of the allowance, the following factors are considered: the length of time the receivable has been outstanding, specific knowledge of each customer’s financial condition and historical experience.

Inventories
Inventories
Inventories are carried at the lower of cost and net realizable value, and consist primarily of spare tires, tracks, track frames, fuel and lubricants. Cost is determined using the weighted average method.

Property, plant and equipment
Property, plant and equipment
Property, plant and equipment are recorded at cost. Major components of heavy construction equipment in use such as engines and drive trains are recorded separately. Equipment under capital lease is recorded at the present value of minimum lease payments at the inception of the lease. Depreciation is not recorded until an asset is available for use. Depreciation is calculated based on the cost, net of the estimated residual value, over the estimated useful life of the assets on the following bases and rates:

Assets	Basis	Rate
Heavy equipment	Units of production	5,000 - 70,000 hours
Major component parts in use	Units of production	1,000 - 36,000 hours
Other equipment	Straight-line	5 – 10 years
Licensed motor vehicles	Straight-line	5 – 10 years
Office and computer equipment	Straight-line	4 years
Buildings	Straight-line	10 – 25 years
Leasehold improvements	Straight-line	Over shorter of estimated useful life and lease term

The costs for periodic repairs and maintenance are expensed to the extent the expenditures serve only to restore the assets to their normal operating condition without enhancing their service potential or extending their useful lives.

Intangible assets
Intangible assets
Intangible assets include capitalized computer software and development costs, which are being amortized on a straight-line basis over a maximum period of four years.
The Company expenses or capitalizes costs associated with the development of internal-use software as follows:

•	Preliminary project stage: Both internal and external costs incurred during this stage are expensed as incurred.

•
Application development stage: Both internal and external costs incurred to purchase and develop computer software are capitalized after the preliminary project stage is completed and management authorizes the computer software project. However, training costs and the costs incurred for the process of data conversion from the old system to the new system, which includes purging or cleansing of existing data, reconciliation or balancing of old data to the converted data in the new system, are expensed as incurred.

•	Post implementation/operation stage: All training costs and maintenance costs incurred during this stage are expensed as incurred.
Costs of upgrades and enhancements are capitalized if the expenditures will result in added functionality to the software.

Impairment of long-lived assets
Impairment of long-lived assets
Long-lived assets or asset groups held and used including property, plant and equipment and identifiable intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the sum of the undiscounted future cash flows expected to result from the use and eventual disposition of an asset or group of assets is less than its carrying amount, it is considered to be impaired. The Company measures the impairment loss as the amount by which the carrying amount of the asset or group of assets exceeds its fair value, which is charged to depreciation or amortization expense. In determining whether an impairment exists, the Company makes assumptions about the future cash flows expected from the use of its long-lived assets, such as: applicable industry performance and prospects; general business and economic conditions that prevail and are expected to prevail; expected growth; maintaining its customer base; and, achieving cost reductions. There can be no assurance that expected future cash flows will be realized, or will be sufficient to recover the carrying amount of long-lived assets. Furthermore, the process of determining fair values is subjective and requires management to exercise judgment in making assumptions about future results, including revenue and cash flow projections and discount rates.

Assets held for sale
Assets held for sale
Long-lived assets are classified as held for sale when certain criteria are met, which include:

•	management, having the authority to approve the action, commits to a plan to sell the assets;

•	the assets are available for immediate sale in their present condition;

•	an active program to locate buyers and other actions to sell the assets have been initiated;

•	the sale of the assets is probable and their transfer is expected to qualify for recognition as a completed sale within one year;

•	the assets are being actively marketed at reasonable prices in relation to their fair value; and

•	it is unlikely that significant changes will be made to the plan to sell the assets or that the plan will be withdrawn.
A long-lived asset that is newly acquired and will be sold rather than held and used is classified as held for sale if the one year requirement is met and if the other requirements are expected to be met within a short period following the asset acquisition. Assets to be disposed of by sale are reported at the lower of their carrying amount or estimated fair value less costs to sell and are disclosed separately on the Consolidated Balance Sheets. These assets are not depreciated.
Equipment disposal decisions are made using an approach in which a target life is set for each type of equipment. The target life is based on the manufacturer’s recommendations and the Company’s past experience in the various operating environments. Once a piece of equipment reaches its target life it is evaluated to determine if disposal is warranted based on its expected operating cost and reliability in its current state. If the expected operating cost exceeds the target operating cost for the fleet or if the expected reliability is lower than the target reliability of the fleet, the unit is considered for disposal. Expected operating costs and reliability are based on the past history of the unit and experience in the various operating environments. Once the Company has determined that the equipment will be disposed, and the criteria for assets held for sale are met, the unit is recorded in assets held for sale at the lower of depreciated cost or net realizable value.

Asset retirement obligations
Asset retirement obligations
Asset retirement obligations are legal obligations associated with the retirement of property, plant and equipment that result from their acquisition, lease, construction, development or normal operations. The Company recognizes its contractual obligations for the retirement of certain tangible long-lived assets. The fair value of a liability for an asset retirement obligation is recognized in the period in which it is incurred if a reasonable estimate of fair value can be made. The fair value of a liability for an asset retirement obligation is the amount at which that liability could be settled in a current transaction between willing parties. In the absence of observable market transactions, the fair value of the liability is determined as the present value of expected cash flows. The associated asset retirement costs are capitalized as part of the carrying amount of the long-lived asset and then amortized using a systematic and rational method over its estimated useful life. In subsequent reporting periods, the liability is adjusted for the passage of time through an accretion charge and any changes in the amount or timing of the underlying future cash flows are recognized as an additional asset retirement cost.

Foreign currency translation
Foreign currency translation
The functional currency of the Company and its subsidiaries is Canadian Dollars. Transactions denominated in foreign currencies are recorded at the rate of exchange on the transaction date. Monetary assets and liabilities, denominated in foreign currencies, are translated into Canadian Dollars at the rate of exchange prevailing at the balance sheet date. Foreign exchange gains and losses are included in the determination of earnings.

Fair value measurement
Fair value measurement
Fair value measurements are categorized using a valuation hierarchy for disclosure of the inputs used to measure fair value, which prioritizes the inputs into three broad levels. Fair values included in Level 1 are determined by reference to quoted prices in active markets for identical assets and liabilities. Fair values included in Level 2 include valuations using inputs based on observable market data, either directly or indirectly other than the quoted prices. Level 3 valuations are based on inputs that are not based on observable market data. The classification of a fair value within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

Derivative financial instruments
Derivative financial instruments
The Company has used derivative financial instruments to manage financial risks from fluctuations in exchange rates. Such instruments were only used for risk management purposes. The Company does not hold or issue derivative financial instruments for trading or speculative purposes.

Income taxes
Income taxes
The Company uses the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred tax assets and liabilities are recognized based on the differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities from a change in tax rates is recognized in income in the period of enactment. A valuation allowance is recorded against any deferred tax asset if it is more likely than not that the asset will not be realized.
s) Tax positions
The Company recognizes the effect of income tax positions only if those positions are more likely than not (greater than 50%) of being sustained. Changes in recognition or measurement are reflected in the period in which the change in judgement occurs. The Company accrues interest and penalties for uncertain tax positions in the period in which these uncertainties are identified. Interest and penalties are included in “General and administrative expenses” in the Consolidated Statements of Operations.

Stock-based compensation
Stock-based compensation
The Company has a Share Option Plan which is described in note 21(b). The Company accounts for all stock-based compensation payments that are settled by the issuance of equity instruments at fair value. Compensation cost is measured using the Black-Scholes model at the grant date and is expensed on a straight-line basis over the award’s vesting period, with a corresponding increase to additional paid-in capital. Upon exercise of a stock option, share capital is recorded at the sum of proceeds received and the related amount of additional paid-in capital.
The Company has a Restricted Share Unit (“RSU”) Plan which is described in note 21(c). RSUs are generally granted effective July 1 of each fiscal year with respect to services to be provided in that fiscal year and the following two fiscal years. The RSUs generally vest at the end of the three-year term. The Company settles all RSUs issued after February 19, 2014 with common shares purchased on the open market through a trust arrangement ("equity classified RSUs"). The Company settled RSUs issued prior to February 19, 2014 with cash ("liability classified RSUs"). Compensation expense on liability classified RSUs was calculated based on the number of vested RSUs multiplied by the fair value of each RSU as determined by the volume weighted average trading price of the Company’s common shares for the thirty trading days immediately preceding the day on which the fair market value was to be determined. The Company recognized compensation cost over the three-year term of the liability classified RSU with any changes in fair value recognized in general and administrative expenses on the Consolidated Statements of Operations. At December 31, 2017, there were no unrecognized compensation costs related to non-vested share-based payment arrangements under the liability classified RSU plan. The Company recognizes compensation cost over the three-year term of the equity classified RSUs in the Consolidated Statement of Operations, with a corresponding increase to additional paid-in capital. When dividends are paid on common shares, additional dividend equivalent RSUs are granted to all RSU holders as of the dividend payment date. The number of additional RSUs to be granted is determined by multiplying the dividend payment per common share by the number of outstanding RSUs, divided by the fair market value of the Company's common shares on the dividend payment date. Such additional RSUs are granted subject to the same service criteria as the underlying RSUs.
The Company has a Performance Restricted Share Unit ("PSU") plan which is described in note 21(d). The PSUs vest at the end of a three-year term and are subject to the performance criteria approved by the Human Resources and Compensation Committee at the date of the grant. Such performance criterion includes the passage of time and is based upon the improvement of total shareholder return ("TSR") as compared to a defined company Canadian peer group. TSR is calculated using the fair market values of voting common shares at the grant date, the fair market value of voting common shares at the vesting date and the total dividends declared and paid throughout the vesting period. The grants are measured at fair value on the grant date using the Monte Carlo model. At the maturity date, the Human Resources and Compensation Committee will assess actual performance against the performance criteria and determine the number of PSUs that have been earned. The Company intends to settle all PSUs with common shares purchased on the open market through a trust arrangement. The Company recognizes compensation cost over the three-year term of the PSU in the Consolidated Statement of Operations, with a corresponding increase to additional paid-in capital.
The Company has a Deferred Stock Unit (“DSU”) Plan which is described in note 21(e). The DSU plan enables directors and executives to receive all or a portion of their annual fee or annual executive bonus compensation in the form of DSUs and are settled in cash. Compensation expense is calculated based on the number of DSUs multiplied by the fair market value of each DSU as determined by the volume weighted average trading price of the Company’s common shares for the thirty trading days immediately preceding the day on which the fair market value is to be determined, with any changes in fair value recognized in general and administrative expenses on the Consolidated Statements of Operations. Compensation costs related to DSUs are recognized in full upon the grant date as the units vest immediately. When dividends are paid on common shares, additional dividend equivalent DSUs are granted to all DSU holders as of the dividend payment date. The number of additional DSUs to be granted is determined by multiplying the dividend payment per common share by the number of outstanding DSUs, divided by the fair market value of the Company's common shares on the dividend payment date. Such additional DSUs are granted subject to the same service criteria as the underlying DSUs.
As stock-based compensation expense recognized in the Consolidated Statements of Earnings is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures, based on historical experience. Forfeitures are estimated at the time of grant and revised, in subsequent periods if actual forfeitures differ from those estimates.

Net income (loss) per share
Net income (loss) per share
Basic net income (loss) per share is computed by dividing net income (loss) by the weighted average number of shares outstanding during the year (see note 17(b)). Diluted net income (loss) per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of shares outstanding during the year, adjusted for dilutive share amounts. The diluted per share amounts are calculated using the treasury stock method and the if-converted method. The treasury stock method increases the diluted weighted average shares outstanding to include additional shares from the assumed exercise of equity settled stock options, if dilutive. The number of additional shares determined using the treasury stock method is calculated by assuming outstanding in-the-money stock options were exercised and the proceeds from such exercises, including any unamortized stock-based compensation cost, were used to acquire shares of common stock at the average market price during the year. The if-converted method increases the diluted weighted average shares outstanding to include additional shares from the assumed conversion of convertible debentures, if dilutive. The number of additional shares is calculated by assuming the dilutive convertible shares would be outstanding for the entire period, or at the date of issuance, if later. If the convertible debentures are dilutive, the after tax interest expense related to the convertible debentures for the entire period, or from the date of issuance if later, is added back to the net income (loss).

Leases
Leases
Leases entered into by the Company in which substantially all the benefits and risks of ownership are transferred to the Company are recorded as obligations under capital leases and under the corresponding category of property, plant and equipment. Obligations under capital leases reflect the present value of future lease payments, discounted at an appropriate interest rate, and are reduced by rental payments net of imputed interest. All other leases are classified as operating leases and leasing costs, including any rent holidays, leasehold incentives, and rent concessions, are amortized on a straight-line basis over the lease term.
Certain operating lease and rental agreements provide a maximum operating hour usage limit, above which the Company will be required to pay for the over limit usage as a contingent rent expense. These contingent expenses are recognized when the likelihood of exceeding the usage limit is considered probable and are due at the end of the lease term or rental period. The contingent rental expenses are included in “Equipment costs” in the Consolidated Statements of Operations.

Deferred financing costs
Deferred financing costs
Underwriting, legal and other direct costs incurred in connection with the issuance of debt are presented as deferred financing costs. Deferred financing costs related to the issuance of the Convertible Debentures and the Previous Term Loans are included within liabilities on the Consolidated Balance Sheets and are amortized using the effective interest rate method over the term to maturity. Deferred financing costs related to the Revolver, and the Previous Revolver, are included within other assets on the Consolidated Balance Sheets and are amortized ratably over the term of the Credit Facility.

New accounting pronouncements
Accounting pronouncements recently adopted
a) Inventory
In July 2015, the Financial Accounting Standard Board ("FASB") issued Accounting Standard Update ("ASU") No. 2015-11, Inventory (Topic 330): Simplifying the Measurement of Inventory. This accounting standard simplifies the subsequent measurement of inventory by requiring inventory to be measured at the lower of cost and net realizable value from the lower of cost or market. This standard was adopted January 1, 2017 and the adoption did not have a material effect on the Company's consolidated financial statements.
b) Accounting Changes and Error Corrections
In January 2017, the FASB issued ASU 2017-03, Accounting Changes and Error corrections (Topic 250) and investments - Equity Method and Joint ventures (Topic 323) to enhance disclosures of new accounting standards, including a comparison to current accounting policies, and the progress status of implementation.This ASU applies to ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606); ASU No. 2016-02, Leases (Topic 842); and ASU 2016-03, Financial Instruments - Credit Losses (Topic 326). This standard was effective upon issuance and has been adopted by the Company.
Recent accounting pronouncements not yet adopted
a) Revenue from Contracts with Customers
In May 2014, the FASB issued ASC Topic 606, Revenue from Contracts with Customers, and subsequently issued several related ASUs which provide guidance that requires an entity to recognize revenue in accordance with a five step model. Topic 606 will replace nearly all existing US GAAP revenue guidance, including industry-specific requirements, with a single comprehensive standard and significantly expands the disclosure requirements for revenue arrangements. The model is based on the principle that revenue is recognized to depict the transfer of goods or services to customers in an amount that reflects the total consideration to which the entity expects to be entitled, during the term of the contract, in exchange for those goods or services. The new standard, as amended, will be effective for the Company for interim and annual reporting periods commencing January 1, 2018.

The standard allows the use of either a full retrospective approach with restatement of all prior periods presented, or a modified retrospective approach with a cumulative effect adjustment as of the date of initial application. The Company will adopt Topic 606 applying the modified retrospective approach to only contracts that were not completed contracts with the cumulative effect adjustment recorded to equity at January 1, 2018, subject to the allowable and elected practical expedient.
To date, the Company has assessed Topic 606 to identify accounting and disclosure gaps specific to the work performed by the Company, determined the new data requirements to identify information gaps, and systems and/or reports that require modifications, considered changes to chart of accounts to facilitate entering and tracking of required information, and mapped processes to determine required changes to policies, procedures, and controls.
The Company currently recognizes revenue on its construction contracts, which comprise the majority of overall revenue, as costs are incurred on undefined scope work and using a percentage-of-completion method for defined scope work. With respect to the undefined scope work, revenue recognition under the new standard will be materially the same as revenue recognition under the existing standard for undefined scope work. With respect to revenue recognized using a percentage-of-completion method for defined scope work, the Company uses the input method of costs incurred to measure progress towards completion as that most accurately depicts the Company’s performance. As this method is permitted under the new standard, the Company will continue in its application. However, there are certain areas where the Company is quantifying the impact, if any, on its contracts that are in progress for the cumulative effect adjustment as the timing of revenue recognition may change under the new standard. These areas include identifying separate performance obligations, assessing contract modification including claims revenue, estimating variable consideration including contract incentives and penalties, and considering treatment of contract costs to obtain and fulfill a contract. There will be no changes to the treatment of cash flows and cash will continue to be collected in line with contractual terms.
The Company expects to add significant disclosures based on the prescribed requirements. These new disclosures will include information regarding the significant judgments used in evaluating when and how revenues are recognized and information related to contract assets and deferred revenues. In addition, the new guidance requires that the Company’s revenue recognition policy disclosure includes additional detail regarding the various performance obligations and the nature, amount, timing and estimates of revenues and cash flows generated from contracts with customers. The Company is drafting the relevant disclosures to reflect the requirements of the new standard and expects to apply the practical expedient to not disclose any information about remaining performance obligations that have original expected durations of one year or less.
b) Leases
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842) to supersede the current leases accounting standard (Topic 840). The main difference between the new standard and the current standard is the requirement that lessees recognize a lease liability and a right-of-use asset for leases currently classified as operating leases with a term longer than twelve months. Lessor accounting remains largely unchanged. Additionally, the standard requires that for a sale to occur in a sale-leaseback transaction, the transfer of assets must meet the requirements for a sale under Topic 606.
The standard requires a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available.
The Company continues to evaluate the impact of adopting the standard on its financial statements and disclosure through its change management plan which guides the adoption of the standard. The Company has compiled an inventory of all leases and is analyzing individual contracts or groups of contracts to identify any significant differences and the impact on lease transactions as a result of adopting the new standard. Through this process, the Company will also quantify the impact, on in-scope prior period transactions as well as assess the Company’s policies, practices, procedures, controls, and systems for changes necessary to process and compile the information to meet the requirements of the new standard. The new standard will be effective for interim and annual reporting periods commencing January 1, 2019, with early adoption permitted.
c) Statement of Cash Flows
In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230: Classification of Certain Cash Receipts and Cash Payments). This accounting standard eliminates the diversity in practice related to the classification of certain cash receipts and payments for debt prepayments or extinguishment costs, the maturing of a zero coupon bond, the settlement of contingent liabilities arising from a business combination, proceeds from insurance settlements, distributions from certain equity method investees and beneficial interests obtained in a financial asset securitization. This ASU will be effective commencing January 1, 2018, with early adoption permitted. The Company is assessing the impact the adoption of this standard will have on its consolidated financial statements.
d) Stock-Based Compensation
In May 2017, the FASB issued ASU No. 2017-09, Compensation - Stock Compensation (Topic 718: Scope of Modification Accounting). This accounting standard update clarifies which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting. This ASU will be effective commencing January 1, 2018, with early adoption permitted. The Company is assessing the impact the adoption of this standard will have on its consolidated financial statements.